Document and Entity Information	Jan. 30, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 30, 2025
Entity Registrant Name	CareMax, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39391
Entity Tax Identification Number	85-0992224
Entity Address Address Line 1	1000 NW 57th Court
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33126
City Area Code	786
Local Phone Number	360-4768
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001813914
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	CMAXQ
Security Exchange Name	NONE
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for 1/30th of one share of Class A common stock
Trading Symbol	CMXWQ
Security Exchange Name	NONE